EARNINGS (LOSSES) PER COMMON SHARE	9 Months Ended
Sep. 30, 2025
EARNINGS (LOSSES) PER COMMON SHARE
EARNINGS (LOSSES) PER COMMON SHARE

(19)EARNINGS (LOSSES) PER COMMON SHARE

Basic and diluted losses per common share are calculated as follows:

	Nine-month Period Ended September,30
	2024	2025
	RMB	RMB
Numerator:
Net loss attributable to ATA Creativity Global	(49,354,510)	(21,743,641)
Net loss available to common shareholders	(49,354,510)	(21,743,641)
Denominator:
Denominator for basic loss per share:
Weighted average common shares outstanding	49,354,510	63,359,691
Denominator for diluted loss per share	49,354,510	63,359,691
Basic loss per common share attributable to ATA Creativity Global	(0.78)	(0.34)
Diluted loss per common share attributable to ATA Creativity Global	(0.78)	(0.34)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted losses per share for the year ended December 31, 2024 and September 30, 2025, because their effect is anti-dilutive:

	Nine-month Period Ended September,30
	2024	2025
Shares issuable under restricted shares and share options	2,514,601	2,529,496